Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) $ / shares
Income Taxes [Line Items]
Income tax expense, reversal		$ 93		$ (16)	$ 113
Corporate statutory tax rate	25.17%	25.17%	25.17%	25.17%	34.94%
Tax effect due to non-taxable income for Indian tax purposes					$ 363
Per share effect of tax incentives on both basic and diluted weighted average number of equity shares | $ / shares					$ 0.09
Percentage of reduced rate of corporate tax	22.00%	22.00%
Percenatge of surcharge	10.00%	10.00%
Percentage of cess	4.00%	4.00%
Deferred income tax liabilities not recognized amount of temporary differences		$ 2,032		$ 1,941
Deferred income tax assets, not recognized on accumulated losses		513		538
Interest income		41		38	$ 232
Provision for income tax reversed amount		93		21	63
Reduction of contingent liabilities		9		125	$ 196
Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt	₨ 19,640	207	₨ 19,330	226
Amount paid to statutory authorities	₨ 25,940	$ 273	₨ 41,990	$ 491
UNITED STATES
Income Taxes [Line Items]
Branch profit tax	15.00%	15.00%
Approximate branch net assets		$ 816
Deferred tax liability on branch profit tax, net of tax credits		$ 22
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction	100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%